Note 11 - Options (Details) - $ / shares	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Fair Value Assumptions of Option Awards [Abstract]
Volatility	71.70%	65.20%	68.60%
Risk-free interest rate	1.56%	0.62%	0.58%
Expected life (in years)	5 years 5 months 26 days	5 years	5 years
Dividend yield	0.00%	0.00%	0.00%
The weighted average grant date fair value per options granted (in Dollars per share)	$ .75	$ 1.20	$ 1.66